SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, DC 20549

                                 FORM 12B-25

                        Commission File Number 333-33134

                         Notification of Late Filing


(Check One):
[] Form 10-KSB  [ ] Form 11-K  [ ] Form 20-F   [X] Form 10-QSB   [ ] Form N-SAR
For Period ended: December 31, 2001

[  ] Transition Report on Form 10-K       [  ] Transition Report on Form 10-Q
[  ] Transition Report on Form 20-F       [  ] Transition Report on Form N-SAR
[  ] Transition Report on Form 11-K
For the Transition Period Ended:

Read attached instruction sheet before preparing form. Please print or type.

Nothing in the this form shall be construed to imply that the Commission has verified any information contained herein

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

                                     Part I
                             Registrant Information

Full Name of Registrant: Save On Energy, Inc.

Address of principal executive office (Street and number):

                            4851 Georgia Highway 85, Suite 210

City, State and Zip Code:  Forest, Park, GA 30297


                                     Part II
                             Rule 12b-25 (b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25 (b), the following should be completed (Check box if appropriate).

         (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
[X]
         (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

         (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


                                    Part III
                                    Narrative

State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. Attach extra sheets if needed.)

Save On Energy, Inc. (hereinafter the "Company") could not file the required Form 10-QSB in its entirety, within the prescribed period, as a result of significant recent changes at the senior level of management which delayed the completion of certain key financial information.

The Company expects to be in a position to file its Form 10-QSB within the requested 5-day extension period.



                                     Part IV
                                Other Information

(1) Name and telephone number of person to contact in regard to this notification:

     Scott Montell, Esq.
     (646) 792-2255

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report been filed? If the answer is no, identify report(s).
     [  ] Yes  [X] No

                  Annual Report on Form 10-KSB

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [ ] Yes [X] No

     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate state the reasons why a reasonable estimate of the results cannot be made.


Save On Evergy, Inc. (name of registrant as specified in charter) has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: May 16, 2002                     By: /s/ Jeffrey Davis
                                           -----------------
                                               Jeffrey Davis, Secretary